Recoverable and payable taxes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Tax disclosure [Line Items]
Current assets	$ 862	$ 509
Non-current assets	935	1,091
Current liabilities	2,177	952
Value-added tax
Tax disclosure [Line Items]
Current assets	217	254
Non-current assets	11	179
Current liabilities	162	17
Brazilian federal contributions
Tax disclosure [Line Items]
Current assets	520	136
Non-current assets	511	458
Current liabilities	12	14
Income taxes.
Tax disclosure [Line Items]
Current assets	113	107
Non-current assets	413	454
Current liabilities	1,861	773
Financial compensation for the exploration of mineral resources - CFEM
Tax disclosure [Line Items]
Current liabilities	59	80
Others.
Tax disclosure [Line Items]
Current assets	12	12
Current liabilities	$ 83	$ 68